Fair Value (Tables)	12 Months Ended
Apr. 24, 2016
Fair Value.
Schedule of assets measured at fair value on a recurring basis

	April 24, 2016
	Level 1	Level 2	Total
Assets:
Marketable securities	$8,950	$10,388	$19,338
Restricted cash and investments	6,362	3,457	9,819

	April 26, 2015
	Level 1	Level 2	Total

Assets:
Marketable securities	$6,809	$12,708	$19,517
Restricted cash and investments	5,553	3,640	9,193

Schedule of estimated carrying amounts and fair values of other financial instruments

	April 24, 2016		April 26, 2015
	Carrying		Carrying
	Amount	Fair Value	Amount	Fair Value
Financial liabilities:
Revolving line of credit	$67,500	$66,150	$75,000	$73,875
5.875% Senior notes	502,541	520,000	502,987	515,055
7.75% Senior notes	—	—	62,012	64,593
8.875% Senior subordinated notes	350,000	367,206	350,000	383,915
Other long-term debt	2,652	2,652	2,883	2,883
Other long-term obligations	13,912	13,912	22,211	22,211